Property and Equipment, net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 7. Property and Equipment, net

Property and equipment, net, was comprised of the following:

	June 30, 2021	December 31, 2020
Office equipment	$38,481	$34,071
Software	13,204	13,204
Furniture and Fixtures	2,328	-
Machinery and Equipment	329,992	-
Leasehold Improvements	115,808	-
Property and equipment, gross	$499,813	$47,275
Less: Accumulated Depreciation	(31,597)	(22,621)
Property and equipment, net	$468,216	$24,654

As part of the Naturaleaf Asset Acquistion, the Company acquired $92,535 in fixed assets consisting of machinery and equipment and leasehold improvements. During the six months ended June 30, 2021, the Company purchased office equipment in the amount of $1,576 and has made purchases of machinery and equipment of $308,438 in order to upgrade operations at the new cultivation facilities and has spent $50,000 in leasehold improvements at the cultivation facilities.